NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)
Nature Of Operations And Going Concern
Working capital	$ 2,862	$ 1,573
Net Loss	16,633	17,948	$ 7,323
Cash in operations	24,697	9,082
Revenues	19,050	$ 18,475	$ 41,708
Renewal of existing credit facilities	$ 30,000
Commitments amount				$ 10